Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of Segment Information

	Year Ended December 31, 2020 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	677,726	1,288	—	679,014
Recurring service fees	697,140	3,017	—	700,157
Performance-based income	180,385	144	—	180,529
Other service fees	123,458	7,451	65,242	196,151
Total revenues from others	1,678,709	11,900	65,242	1,755,851
Revenues from funds Gopher manages
One-time commissions	88,520	41,303	—	129,823
Recurring service fees	587,307	642,735	—	1,230,042
Performance-based income	24,920	184,076	—	208,996
Total revenues from funds Gopher manages	700,747	868,114	—	1,568,861
Total revenues	2,379,456	880,014	65,242	3,324,712
Less: VAT related surcharges	(13,123)	(4,521)	(1,242)	(18,886)
Net revenues	2,366,333	875,493	64,000	3,305,826
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(613,101)	—	(898)	(613,999)
Performance-based compensation	—	(85,413)	—	(85,413)
Other compensations	(486,668)	(254,278)	(63,654)	(804,600)
Total compensation and benefits	(1,099,769)	(339,691)	(64,552)	(1,504,012)
Selling expenses	(228,853)	(34,302)	(8,537)	(271,692)
General and administrative expenses	(197,511)	(59,440)	(20,928)	(277,879)
Provision for credit losses	(3,785)	(251)	(4,047)	(8,083)
Other operating expenses	(76,983)	(6,443)	(15,614)	(99,040)
Government subsidies	58,046	24,443	30,867	113,356
Total operating cost and expenses	(1,548,855)	(415,684)	(82,811)	(2,047,350)
Income (loss) from operations	817,478	459,809	(18,811)	1,258,476

	Year Ended December 31, 2021 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	1,130,653	241	—	1,130,894
Recurring service fees	912,506	1,194	—	913,700
Performance-based income	391,903	—	—	391,903
Other service fees	92,352	1,390	68,240	161,982
Total revenues from others	2,527,414	2,825	68,240	2,598,479
Revenues from funds Gopher manages
One-time commissions	50,247	90,275	—	140,522
Recurring service fees	557,094	638,215	—	1,195,309
Performance-based income	77,218	315,072	—	392,290
Total revenues from funds Gopher manages	684,559	1,043,562	—	1,728,121
Total revenues	3,211,973	1,046,387	68,240	4,326,600
Less: VAT related surcharges	(17,076)	(4,923)	(11,507)	(33,506)
Net revenues	3,194,897	1,041,464	56,733	4,293,094
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(900,921)	(19,975)	—	(920,896)
Performance-based compensation	(45,913)	(112,130)	—	(158,043)
Other compensations	(707,455)	(317,929)	(64,557)	(1,089,941)
Total compensation and benefits	(1,654,289)	(450,034)	(64,557)	(2,168,880)
Selling expenses	(354,128)	(55,790)	(27,213)	(437,131)
General and administrative expenses	(270,253)	(70,686)	(42,382)	(383,321)
Provision for credit losses	(6,490)	(13,275)	(93,194)	(112,959)
Other operating expenses	(53,616)	(4,347)	(49,881)	(107,844)
Government subsidies	65,368	37,905	12,666	115,939
Total operating cost and expenses	(2,273,408)	(556,227)	(264,561)	(3,094,196)
Income (loss) from operations	921,489	485,237	(207,828)	1,198,898

	Year Ended December 31, 2022 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from others
One-time commissions	617,636	—	—	617,636
Recurring service fees	768,980	—	—	768,980
Performance-based income	184,048	—	—	184,048
Other service fees	144,101	—	79,340	223,441
Total revenues from others	1,714,765	—	79,340	1,794,105
Revenues from funds Gopher manages
One-time commissions	13,953	49,856	—	63,809
Recurring service fees	463,314	682,121	—	1,145,435
Performance-based income	18,407	107,121	—	125,528
Total revenues from funds Gopher manages	495,674	839,098	—	1,334,772
Total revenues	2,210,439	839,098	79,340	3,128,877
Less: VAT related surcharges	(10,462)	(4,630)	(13,413)	(28,505)
Net revenues	2,199,977	834,468	65,927	3,100,372
Operating cost and expenses:
Compensation and benefits
Relationship manager compensation	(460,237)	(36,910)	—	(497,147)
Performance-based compensation	(872)	(6,167)	—	(7,039)
Other compensations	(618,525)	(278,934)	(40,237)	(937,696)
Total compensation and benefits	(1,079,634)	(322,011)	(40,237)	(1,441,882)
Selling expenses	(299,769)	(41,885)	(7,360)	(349,014)
General and administrative expenses	(153,643)	(55,872)	(25,804)	(235,319)
Reversal of (provision for) credit losses	718	386	(680)	424
Other operating expenses	(15,412)	(6,369)	(93,872)	(115,653)
Government subsidies	89,223	39,120	1,178	129,521
Total operating cost and expenses	(1,458,517)	(386,631)	(166,775)	(2,011,923)
Income (loss) from operations	741,460	447,837	(100,848)	1,088,449

Revenue from External Customers by Geographic Areas

	Year Ended December 31, 2020 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland China	1,787,611	742,743	65,242	2,595,596
Hong Kong	452,810	111,431	—	564,241
Others	139,035	25,840	—	164,875
Total revenues	2,379,456	880,014	65,242	3,324,712

	Year Ended December 31, 2021 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland China	2,479,576	768,203	68,240	3,316,019
Hong Kong	629,587	240,136	—	869,723
Others	102,810	38,048	—	140,858
Total revenues	3,211,973	1,046,387	68,240	4,326,600

	Year Ended December 31, 2022 (Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
Mainland China	1,548,395	672,785	79,340	2,300,520
Hong Kong	508,907	83,029	—	591,936
Others	153,137	83,284	—	236,421
Total revenues	2,210,439	839,098	79,340	3,128,877